Stock Options Awards and Grants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of the stock option activity and related information for the 2016 Incentive Stock Option Plan from December 31, 2019 to June 30, 2020 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	34,925	$6.20	2.40	$216,535
Grants	-	-	-	-
Exercised	-	-	-	-
Canceled	(34,925)	(6.20)	(2.40)	-
Outstanding at June 30, 2020	-	$0.00	-	-
Exercisable at June 30, 2020	-	$0.00	-	-

A summary of the stock option activity and related information for the 2016 Incentive Stock Option Plan from December 31, 2018 to December 31, 2019 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	47,750	5.80	2.40	488,000
Grants	3,250	19.00	2.63	-
Exercised	-	-	-	-
Canceled	(16,075)	1.00	-	-
Outstanding at December 31, 2019	34,925	$6.20	4.15	-
Exercisable at December 31, 2019	18,419	$0.20	2.40	$176,375